FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - 401(k) PROFIT SHARING PLAN	12 Months Ended
Dec. 31, 2025 USD ($)
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Plan Name	401(k) PROFIT SHARING PLAN
EMPLOYER ID NO	87-0447695
PLAN NO	001
Current Value	$ 247,523,763
Notes receivable from participants, Current Value	3,671,695
Notes receivable from participants, deemed distribution	103,637
Total Assets Held for Investment, Current Value	$ 251,195,458
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Cohen amp; Steers Realty Shares, Registered Investment Company
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:CohenSteersRealtySharesMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 1,328,845
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Dodge amp; Cox Income Fund Class I, Registered Investment Company
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:DodgeCoxIncomeFundClassIMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 4,859,779
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Cash Reserves, Interest Bearing Cash Funds
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:FidelityCashReservesMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Interest-Bearing Deposits [Member]
Current Value	$ 2,843
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Emerging Markets Fund, Registered Investment Company
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:FidelityEmergingMarketsFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 1,585,515
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Emerging Markets Index, Registered Investment Company
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:FidelityEmergingMarketsIndexMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 1,258,139
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Government Money Market, Registered Investment Company
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:FidelityGovernmentMoneyMarketMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 19,166
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Inflation Protected Bond Index, Registered Investment Company
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:FidelityInflationProtectedBondIndexMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 1,085,081
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity International Index, Registered Investment Company
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:FidelityInternationalIndexMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 2,591,632
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Mid Cap Index, Registered Investment Company
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:FidelityMidCapIndexMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 3,392,127
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Money Market, Registered Investment Company
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:FidelityMoneyMarketMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 4,618,631
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Small Cap Index, Registered Investment Company
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:FidelitySmallCapIndexMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 2,889,726
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Spartan 500 Index, Registered Investment Company
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:FidelitySpartan500IndexMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 32,204,494
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Janus Triton N, Registered Investment Company
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:JanusTritonNMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 2,216,712
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Massachussets Financial Services Mid Cap Value Fund; Class R4, Registered Investment Company
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:MassachussetsFinancialServicesMidCapValueFundClassR4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 2,766,290
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Merit Medical Systems, Inc. Common Stock, Common Stock
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:MeritMedicalSystemsInc.CommonStockMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
Current Value	$ 42,224,320
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Morley Stable Value Fund; Class 150, Stable Value Fund
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:MorleyStableValueFundClass150Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Employee Benefit Plan, Stable Value Fund [Member]
Current Value	$ 2,557,809
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Oakmark Fund; Class 1, Registered Investment Company
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:OakmarkFundClass1Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 6,274,567
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Schroder International Equity Trust; Class H1, Registered Investment Company
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:SchroderInternationalEquityTrustClassH1Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 5,027,771
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Self-directed Brokerage Account, Self-directed Brokerage Account
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:SelfDirectedBrokerageAccountMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Self-Directed Brokerage Account [Member]
Current Value	$ 8,605,447
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T Rowe Price Blue Chip Growth T2, Common Collective Trust Fund
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:TRowePriceBlueChipGrowthT2Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current Value	$ 14,345,745
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T Rowe Price Mid Cap Growth Fund, Registered Investment Company
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:TRowePriceMidCapGrowthFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 2,871,467
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T Rowe Price Retirement 2005 Fund C, Common Collective Trust Fund
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:TRowePriceRetirement2005FundCMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current Value	$ 710,133
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T Rowe Price Retirement 2010 Fund C, Common Collective Trust Fund
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:TRowePriceRetirement2010FundCMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current Value	$ 148,635
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T Rowe Price Retirement 2015 Fund C, Common Collective Trust Fund
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:TRowePriceRetirement2015FundCMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current Value	$ 248,389
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T Rowe Price Retirement 2020 Fund C, Common Collective Trust Fund
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:TRowePriceRetirement2020FundCMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current Value	$ 2,925,590
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T Rowe Price Retirement 2025 Fund C, Common Collective Trust Fund
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:TRowePriceRetirement2025FundCMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current Value	$ 8,401,756
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T Rowe Price Retirement 2030 Fund C, Common Collective Trust Fund
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:TRowePriceRetirement2030FundCMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current Value	$ 18,552,535
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T Rowe Price Retirement 2035 Fund C, Common Collective Trust Fund
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:TRowePriceRetirement2035FundCMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current Value	$ 19,388,809
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T Rowe Price Retirement 2040 Fund C, Common Collective Trust Fund
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:TRowePriceRetirement2040FundCMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current Value	$ 13,839,115
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T Rowe Price Retirement 2045 Fund C, Common Collective Trust Fund
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:TRowePriceRetirement2045FundCMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current Value	$ 12,747,698
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T Rowe Price Retirement 2050 Fund C, Common Collective Trust Fund
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:TRowePriceRetirement2050FundCMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current Value	$ 10,753,268
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T Rowe Price Retirement 2055 Fund C, Common Collective Trust Fund
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:TRowePriceRetirement2055FundCMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current Value	$ 7,614,016
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T Rowe Price Retirement 2060 Fund C, Common Collective Trust Fund
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:TRowePriceRetirement2060FundCMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current Value	$ 4,967,411
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T Rowe Price Retirement 2065 Fund C, Common Collective Trust Fund
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:TRowePriceRetirement2065FundCMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current Value	$ 1,494,132
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Wasatch Small Cap Value Fund, Registered Investment Company
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	mmsi:WasatchSmallCapValueFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current Value	$ 3,006,170
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Minimum
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Loan interest rate	4.25%
Maximum
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Loan interest rate	9.50%